SCHEDULE OF RESTATEMENT ON CONSOLIDATED BALANCE SHEETS (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Apr. 01, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total Youlife International Holdings Inc. shareholders’ deficit	$ (33,113)	¥ (241,700)
Youlife International Holdings Inc [Member]
Mezzanine equity					¥ 1,006,048,000	¥ 1,006,048,000
Ordinary shares	20,000	149,000		$ 21,000	149,000	149,000
Additional paid-in capital	24,091,000	175,847,000		25,007,000	177,547,000	226,278,000
Accumulated losses	(85,185,000)	(621,794,000)		(77,439,000)	(549,812,000)	(647,669,000)
Total Youlife International Holdings Inc. shareholders’ deficit	(59,795,000)	(436,462,000)		(51,117,000)	(362,930,000)	(413,020,000)
Total shareholders’ deficit	$ (57,143,000)	¥ (417,106,000)		$ (47,364,000)	(336,281,000)	(384,429,000)
Previously Reported [Member] | Youlife International Holdings Inc [Member]
Mezzanine equity
Ordinary shares					230,000	230,000
Additional paid-in capital					1,431,232,000	1,479,963,000
Accumulated losses					(797,530,000)	(895,387,000)
Total Youlife International Holdings Inc. shareholders’ deficit					643,118,000	593,028,000
Total shareholders’ deficit					669,767,000	621,619,000
Revision of Prior Period, Reclassification, Adjustment [Member] | Youlife International Holdings Inc [Member]
Mezzanine equity					1,006,048,000	1,006,048,000
Ordinary shares					(81,000)	(81,000)
Additional paid-in capital					(1,253,685,000)	(1,253,685,000)
Accumulated losses					247,718,000	247,718,000
Total Youlife International Holdings Inc. shareholders’ deficit					(1,006,048,000)	(1,006,048,000)
Total shareholders’ deficit					¥ (1,006,048,000)	¥ (1,006,048,000)